TAXES ON INCOME (Reconciliation of Income Tax (Benefit) Expense) (Details) (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
TAXES ON INCOME [Abstract]
Income before taxes as reported in the consolidated statements of operations	$ 15,651	$ 11,472	$ 21,879
Statutory tax rate	25.00%	24.00%	25.00%
Theoretical tax expenses on the above amounts at the Israeli statutory tax rate	3,913	2,753	5,470
Approved and Privileged Enterprise benefits	(7,839)	(2,117)
Non-deductible expenses and temporary differences for which a deferred taxes was not provided	184	259	2,205
Non-deductible expenses related to employee stock options, net	1,649	1,235	751
Deferred taxes on losses (utilization of losses) and temporary differences for which a valuation allowance was provided	2,457	507	(1,006)
Difference in basis of measurement for tax purpose and others	11	862	756
Others	(375)	31	60
Tax benefit (taxes on income)		$ 3,530	$ 8,236
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, basic	$ 0.28	$ 0.08
Net earnings per Ordinary share - amounts of the benefit resulting from the "Approved and Privileged Enterprise" status, diluted	0.27	0.08